SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 494,295	$ 487,350	$ 477,724
Other comprehensive income (loss) before reclassifications			(1,855)
Total other comprehensive income (loss), net of tax		(9,726)	(1,942)	4,399
Balance		421,046	494,295	487,350
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		297	0
Other comprehensive income (loss) before reclassifications		(3,264)	229
Amounts reclassified from AOCI		(2,555)	68
Total other comprehensive income (loss), net of tax		(709)	297
Balance		(412)	297	0
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(40)	13
Other comprehensive income (loss) before reclassifications		(85)	(53)
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		(85)	(53)
Balance		(125)	(40)	13
Accumulated foreign currency translation differences and other [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(961)	1,070
Other comprehensive income (loss) before reclassifications		(8,080)	(2,031)
Amounts reclassified from AOCI		0	0
Total other comprehensive income (loss), net of tax		(8,080)	(2,031)
Balance		(9,041)	(961)	1,070
Total [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(704)	1,083	(3,288)
Other comprehensive income (loss) before reclassifications		(11,429)
Amounts reclassified from AOCI		(2,555)	68
Total other comprehensive income (loss), net of tax		(8,874)	(1,787)
Balance	[1]	$ (9,578)	$ (704)	$ 1,083

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation, hedging transactions and marketable securities.